Prepaid expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments [Abstract]
Tax advance of VAT and withholdings taxes	$ 9.9	$ 11.1
Tax credits	$ 2.3	$ 8.2